Financial instruments included in the statement of financial position and impact on income - Disclosure of Non-Current Financial Assets and Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 41,780	€ 84,440
Total financial assets, at fair value	41,780	84,440
Total financial liabilities	62,789	52,502
Total financial liabilities, at fair value	62,789	40,921
Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	62,789	52,502
Non-current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	48,608	37,816
Total financial liabilities, at fair value	48,608	26,235
Non-current financial liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	48,608	37,816
Current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	4,560	8,204
Total financial liabilities, at fair value	4,560	8,204
Current financial liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	4,560	8,204
Trade payables and other payables
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	9,621	6,482
Total financial liabilities, at fair value	9,621	6,482
Trade payables and other payables | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	9,621	6,482
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Total financial assets	291	519
Total financial assets, at fair value	291	519
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total financial assets	101	0
Total financial assets, at fair value	101	0
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total financial assets	41,388	83,921
Total financial assets, at fair value	41,388	83,921
Financial assets carried at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Total financial assets	0	97
Financial assets carried at fair value through profit or loss | Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Total financial assets	0	97
Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial assets	41,780	84,343
Financial assets at amortised cost | Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Total financial assets	291	421
Financial assets at amortised cost | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total financial assets	101	0
Financial assets at amortised cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 41,388	€ 83,921